Share-based compensation - Summary of Weighted Average Assumptions of Options Granted (Detail)	9 Months Ended
	Sep. 30, 2020 Years $ / shares	Sep. 30, 2019 Years $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Average fair value of options granted (per option) | $ / shares	$ 0.29
Expected life of options (years) | Years	2.2
Expected forfeiture rate	1.00%